Financial instruments - Suppliers Current on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Suppliers current on all payments	$ 378,818	$ 469,137
Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	376,507	457,520
31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	1,780	11,438
61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	233	81
91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	290	32
121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	8	66
366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Goods
Financial instruments [Line Items]
Suppliers current on all payments	229,534	296,028
Goods | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	227,518	290,688
Goods | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	1,659	5,248
Goods | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	232	66
Goods | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	125	25
Goods | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	0	1
Goods | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Services
Financial instruments [Line Items]
Suppliers current on all payments	106,994	132,593
Services | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	106,699	126,479
Services | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	121	6,031
Services | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	1	11
Services | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	165	7
Services | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	8	65
Services | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others
Financial instruments [Line Items]
Suppliers current on all payments	42,290	40,516
Others | Up to 30 Days
Financial instruments [Line Items]
Suppliers current on all payments	42,290	40,353
Others | 31 – 60 days
Financial instruments [Line Items]
Suppliers current on all payments	0	159
Others | 61 – 90 Days
Financial instruments [Line Items]
Suppliers current on all payments	0	4
Others | 91 – 120 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 121 – 365 days
Financial instruments [Line Items]
Suppliers current on all payments	0	0
Others | 366 and more days
Financial instruments [Line Items]
Suppliers current on all payments	$ 0	$ 0